3. ADVANCES FROM SHAREHOLDERS/OFFICERS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3. ADVANCES FROM SHAREHOLDERS/OFFICERS

Advances from shareholders are comprised of the following:

	September 30, 2012	December 31, 2011
Cash advances	$–	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$170,000	$5,000

As described below, the Company issued a Secured Convertible Promissory Note on February 29, 2012. In connection with the issuance, a shareholder pledged 10,000,000 shares of the Company's common stock. On March 8, 2012, upon notice of default, the escrow agent transferred the pledged common shares to the note holder. The fair value of the common shares pledged was recorded as a related party obligation as of March 31, 2012 with a corresponding reduction in the carrying value of the Note Payable (see Note 4).

For the year ended December 31, 2011, Ronald W. Pickett, a director and executive officer of the Company had a total of $5,000 of advances and reimbursable expenses owed to him by Clean Wind Energy. The advances are reported in the “advances from stockholders/officers” and the reimbursable expense in the “Accounts payable” categories on the Consolidated Balance Sheets. These amounts are interest free advances. The details are as follow:

	Advances	Reimbursable Expenses
Advances and Reimbursable Expenses at December 31, 2010	$47,000	$24,333
Year ended December 31, 2011, expenses		16,509
Year ended December 31, 2011, repayment	(42,000)	(40,842)
Total outstanding at December 31, 2011	$5,000	$-

During the periods of November and December, 2010, Mr. Sadle had reimbursable expenses of approximately $15,000 which was paid in full during the year ended December 31, 2011.